LONG TERM INVESTMENTS - Equity investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
LONG TERM INVESTMENTS
Cost method investment	¥ 18,921	¥ 18,921
Equity investment		66,448
Impairment on cost method investment	(18,921)	(18,721)	¥ (17,200)
Equity investment without readily determinable fair value		¥ 66,648
Cost method investment amount	37,660
Fair value adjustment	¥ 28,790